Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
13. Subsequent Events
The Company has evaluated subsequent events from the Unaudited Condensed Consolidated Balance Sheet date through the date the Unaudited Condensed Consolidated Financial Statements were issued.
On March 14, 2022, the Company entered into a definitive agreement to acquire Pete’s, for total consideration of $122.5 million, subject to customary adjustments. On April 4, 2022, Company completed the Pete’s Acquisition pursuant to the terms and conditions of the purchase agreements. Pursuant to the purchase agreements, Pete’s and its subsidiaries became indirect wholly owned subsidiaries of the Company.
Consideration paid by Local Bounti in connection with the Pete’s Acquisition consisted of $92.5 million in cash and 5,654,000 shares of Local Bounti common stock, which had an original consideration, at the time of signing, of $30.0 million and a fair value of $50.9 million as of the date of the Pete’s Acquisition. The final amount of consideration for the Pete’s Acquisition remains subject to certain post-closing adjustments, including with respect to net working capital (inclusive of cash) and certain assumed liabilities.
Also, on April 4, 2022, in connection with consummating the transactions contemplated by the purchase agreements, Pete’s acquired the properties previously being leased by Pete’s from STORE Master Funding XVIII, LLC (“STORE”) pursuant to certain sale-leaseback agreements between Pete’s and STORE for an aggregate purchase price of $25.8 million in cash (the “Property Acquisition”) and will be accounted for by the Company as an asset acquisition.
On March 14, 2022, Local Bounti and Local Bounti Operating Company, along with certain subsidiaries of the Company, entered into a First Amendment to Credit Agreements and Subordination Agreement (the “Amendment”) to amend the Original Credit Agreements and the Original Facilities (as amended, the “Amended Facilities”). On April 4, 2022 in connection with closing of the Pete’s Acquisition, (a) the Pete’s Acquisition was funded pursuant to the Amended Facilities, (b) the aggregate commitment amount of the Original Facilities was reduced to $170.0 million which is anticipated to be the amount necessary to fund the Pete’s Acquisition, the Property Acquisition, the updating of the facilities to be acquired in the Pete’s Acquisition with the Company’s Stack & Flow Technology
™
and certain expansion at one Pete’s facility, (c) the minimum liquidity covenant was reduced from $30 million to $20 million (inclusive of existing restricted cash on the Condensed Consolidated Balance Sheets) and (d) the interest rate of each of the Senior Facility and the Subordinated Facility increased by 2%, among other matters. Pursuant to the Amendment, in connection with the Closing, the Company (i) paid a $2.0 million amendment fee and (ii) issued 1,932,931 shares of Common Stock to Cargill Financial.
There have been no other events or transactions that occurred subsequent to March 31, 2022 that require recognition or disclosure.

17. Subsequent Events
The Company has evaluated subsequent events from the Consolidated Balance Sheet date through March 30, 2022, the date the Consolidated Financial Statements were issued.
On March 14, 2022, the Company entered into a definitive agreement to acquire California-based complementary indoor farming company Hollandia Produce Group, Inc., which operates under the name Pete’s, for total consideration of $122.5 million, subject to customary adjustments. The Pete’s Acquisition consideration will be comprised of $92.5 million in cash, expected to be provided pursuant to Local Bounti’s existing lending facility with Cargill, and the remaining $30.0 million of consideration payable in shares of Local Bounti common stock.
On March 14, 2022, in connection with the Pete’s Acquisition, Pete’s also entered into a purchase and sale agreement with STORE to acquire all of the properties currently being leased by Pete’s pursuant to certain sale- leaseback
agreements between Pete’s and STORE for an aggregate purchase price of $25.8 million to be paid by Local Bounti in connection with the closing of the
Pete’s
Acquisition, but not included in the total consideration set forth above.
On March 14, 2022, the Company entered into an Amendment to amend the Original Credit Agreements and the Original Facilities. The Amendment provides that, subject to and upon the closing of the Pete’s Acquisition, (a) the Pete’s Acquisition will be funded pursuant to the Amended Facilities, (b) the aggregate commitment amount of the Original Facilities will be reduced to $170.0 million which is anticipated to be the amount necessary to fund the Pete’s Acquisition, the Property Acquisition, the updating of the facilities to be acquired in the Pete’s Acquisition with the Company’s Stack & Flow Technology
™
and certain expansion at one facility, (c) the minimum liquidity covenant will be reduced from $30 million to $20 million (inclusive of existing restricted cash on the Consolidated Balance Sheets) and (d) the interest rate of each of the Senior Facility and the Subordinated Facility will increase by 2%, among other matters. As part of the Amendment, the Company agreed to (i) pay a $2.0 million amendment fee and (ii) issue 1,932,931 shares of Common Stock to Cargill Financial upon the closing of the Pete’s Acquisition.
There have been no other events or transactions that occurred subsequent to December 31, 2021 that require recognition or disclosure.